Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment	2018	2017
Equity	0%	70%	32%	40%
Debt securities	0%	100%	65%	57%
Popular related securities	0%	5%	1%	N.M.
Cash and cash equivalents	0%	100%	2%	3%
N.M - Not meaningful, less than 1%

	2018					2017
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government and its agencies	$-	$165,832	$-	$7,137	$172,969	$-	$130,721	$-	$7,566	$138,287
Corporate bonds and debentures	-	256,657	-	6,987	263,644	-	283,947	-	7,858	291,805
Equity securities - Common Stocks	90,175	-	-	-	90,175	123,052	-	-	-	123,052
Equity securities - ETF's	39,394	29,635	-	-	69,029	54,110	49,779	-	-	103,889
Foreing commingled trust funds	-	-	-	59,362	59,362	-	-	-	74,013	74,013
Mutual fund	-	3,630	-	-	3,630	-	4,510	-	-	4,510
Mortgage-backed securities	-	11,349	-	-	11,349	-	4,539	-	-	4,539
Private equity investments	-	-	68	-	68	-	-	182	-	182
Cash and cash equivalents	10,573	-	-	-	10,573	22,686	-	-	-	22,686
Accrued investment income	-	-	5,024	-	5,024	-	-	4,576	-	4,576
Total assets	$140,142	$467,103	$5,092	$73,486	$685,823	$199,848	$473,496	$4,758	$89,437	$767,539

Schedule of changes in plan assets
(In thousands)	2018	2017
Balance at beginning of year	$4,758	$3,555
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	-	-
Purchases, sales, issuance, settlements, paydowns and maturities (net)	334	1,203
Balance at end of year	$5,092	$4,758

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
(In thousands, except number of shares information)	2018	2017
Shares of Popular, Inc. common stock	152,804	149,127
Fair value of shares of Popular, Inc. common stock	$7,215	$5,293
Dividends paid on shares of Popular, Inc. common stock held by the plan	$151	$132

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of year	$816,988	$778,658	$170,720	$162,365
Service cost	-	-	1,028	1,026
Interest cost	25,493	25,889	5,562	5,703
Termination benefit loss	-	-	1,790	-
Actuarial (gain) loss	(47,549)	52,125	(20,547)	6,983
Benefits paid	(40,374)	(39,684)	(5,138)	(5,357)
Benefit obligation at end of year	$754,558	$816,988	$153,415	$170,720
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$767,539	$697,129	$-	$-
Actual return on plan assets	(41,572)	93,857	-	-
Employer contributions	230	16,237	5,138	5,357
Benefits paid	(40,374)	(39,684)	(5,138)	(5,357)
Fair value of plan assets at end of year	$685,823	$767,539	$-	$-
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$-	$-	$-	$(3,470)
Net loss	304,330	290,327	5,720	27,549
Accumulated other comprehensive loss (AOCL)	$304,330	$290,327	$5,720	$24,079
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$(49,449)	$(81,529)	$(170,720)	$(162,365)
Amount recognized in AOCL at beginning of year, pre-tax	290,327	311,166	24,079	13,865
Amount prepaid at beginning of year	240,878	229,637	(146,641)	(148,500)
Net periodic benefit income (cost)	(5,513)	(4,996)	(4,402)	(3,498)
Additional benefit cost	-	-	(1,790)	-
Contributions	230	16,237	5,138	5,357
Amount prepaid at end of year	235,595	240,878	(147,695)	(146,641)
Amount recognized in AOCL	(304,330)	(290,327)	(5,720)	(24,079)
Net (liabilities) assets at end of year	$(68,735)	$(49,449)	$(153,415)	$(170,720)

Schedule Of Breakdown Of Pension And Restoration Plans Assets And Liabilities [Table Text Block]
	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Current liabilities	$225	$232	$8,007	$6,202
Non-current liabilities	68,510	49,217	145,408	164,518

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Projected benefit obligation	$754,558	$816,988	$153,415	$170,720
Accumulated benefit obligation	754,558	816,988	153,415	170,720
Fair value of plan assets	685,823	767,539	-	-

Schedule of employer contribution to benefit plan
(In thousands)	2019
Pension Plans	$229
OPEB Plan	$8,128

Schedule of Assumptions Used
			Pension Plans		OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:			2018	2017	2018	2017
Discount rate for benefit obligation			4.20 - 4.23%	3.54 - 3.56%	4.30%	3.62%
Initial health care cost trend rate			N/A	N/A	5.00%	5.50%
Ultimate health care cost trend rate			N/A	N/A	5.00%	5.00%
Year that the ultimate trend rate is reached			N/A	N/A	2019	2019

	Pension Plans			OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2018	2017	2016	2018	2017	2016
Discount rate for benefit obligation	3.54 - 3.56%	3.98 - 4.02%	4.20 - 4.27%	3.62%	4.10%	4.37%
Discount rate for service cost	N/A	N/A	N/A	3.74%	4.30%	4.63%
Discount rate for interest cost	3.16 - 3.20%	3.35 - 3.42%	3.39 - 3.52%	3.32%	3.58%	3.70%
Expected return on plan assets	5.50 - 6.00%	6.50%	6.88%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	5.50%	6.00%	6.50%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	N/A	N/A	N/A	2019	2019	2019

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	December 31, 2018
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components for the year ended	$189	$(288)
Effect on accumulated postretirement benefit obligation at year end	$4,870	$(7,114)

Pension Plans, Defined Benefit [Member]
Schedule of defined benefit plan amount recognized in other comprehensive income loss
(In thousands)	Pension Plans		OPEB Plan
	2018	2017	2018	2017
Accumulated other comprehensive loss at beginning of year	$290,327	$311,166	$24,079	$13,865
Increase (decrease) in AOCL:
Recognized during the year:
Prior service (cost) credit	-	-	3,470	3,800
Amortization of actuarial losses	(20,260)	(21,859)	(1,282)	(569)
Occurring during the year:
Net actuarial (gains) losses	34,263	1,020	(20,547)	6,983
Total (decrease) increase in AOCL	14,003	(20,839)	(18,359)	10,214
Accumulated other comprehensive loss at end of year	$304,330	$290,327	$5,720	$24,079

Schedule of net periodic benefit cost not yet recognized
(In thousands)	Pension Plans	OPEB Plan
Net prior service cost	$-	$-
Net actuarial loss	$23,506	$-

Schedule of expected benefit payments
(In thousands)	Pension Plans	OPEB Plan
2019	$46,976	$8,128
2020	44,435	6,645
2021	44,616	6,834
2022	44,883	7,026
2023	45,175	7,244
2024 - 2028	226,988	39,774

Schedule of Net Funded Status
	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Benefit obligation at end of year	$(754,558)	$(816,988)	$(153,415)	$(170,720)
Fair value of plan assets at end of year	685,823	767,539	-	-
Funded status at year end	$(68,735)	$(49,449)	$(153,415)	$(170,720)

Components of Net Periodic Pension/Postretirement Benefit Cost
	Pension Plans			OPEB Plan
(In thousands)	2018	2017	2016	2018	2017	2016
Personnel costs:
Service cost	$-	$-	$-	$1,028	$1,026	$1,156
Other operating expenses:
Interest cost	25,493	25,889	26,558	5,562	5,703	6,021
Expected return on plan assets	(40,240)	(42,752)	(40,646)	-	-	-
Amortization of prior service cost (credit)	-	-	-	(3,470)	(3,800)	(3,800)
Recognized net actuarial loss	20,260	21,859	20,849	1,282	569	1,099
Net periodic benefit (credit) cost	$5,513	$4,996	$6,761	$4,402	$3,498	$4,476
Termination benefit loss	-	-	-	1,790	-	-
Total benefit cost	$5,513	$4,996	$6,761	$6,192	$3,498	$4,476